Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 19.5	$ 18.1
Gross increases for income tax positions taken during current period	0.2	1.3
Gross increases for tax positions of prior years	0.0	5.8
Gross decreases for tax positions of prior years	(0.9)	(4.2)
Decreases for tax positions retained by Kimberly-Clark as a result of the Spin-off	(16.6)	0.0
Decreases for settlements with taxing authorities	(0.5)	(1.4)
Decreases for lapse of the applicable statute of limitations	(0.1)	(0.1)
End of year	$ 1.6	$ 19.5